Cover	Oct. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2026
Entity File Number	001-32316
Entity Registrant Name	B&G Foods, Inc.
Entity Central Index Key	0001278027
Entity Tax Identification Number	13-3918742
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8 Sylvan Way
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	973
Local Phone Number	401-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BGS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false